[Aetna logo]
                151 Farmington Avenue         Joseph P. Campbell
                  Hartford, CT  06156         Contracts and Prospectuses, TS41
                                              860-273-0299
                                              Fax: 860-273-3004
December 4, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE:  Aetna Life Insurance and Annuity Company
     Variable Life Account B-Corporate Variable Universal Life
     File Nos. 33-75248, 811-4536

     Prospectus Title: Variable Life Account B of
                       Aetna Life Insurance and Annuity Company


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus contained in Post-Effective Amendment No. 6 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 26, 1997. Since the text of the Prospectus has not changed since such filing; in reliance upon paragraph (j) of Rule 497, the Prospectus is not included herewith.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-0299.



 Sincerely,


/s/ Joseph P. Campbell

Joseph P. Campbell